Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities [Abstract]
Accrued Liabilities, Current	$ 134	$ 137
Accrued interest on long-term debt	78	96
Income taxes payable	1	19
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	41	58
Sales and Excise Tax Payable, Current	11	16
Deferred Emission Credits, Current	21	10
Other Sundry Liabilities, Current	64	22
Other Liabilities, Current, Total	$ 350	$ 358